Segmented information - Segment Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Segmented Information [Line Items]
Total assets	$ 5,905,323	$ 4,109,139
Drilling and development	339,390	352,481
Exploration and evaluation	35,406	14,721
Royalties	(186,122)	(106,554)
Revenue from external customers	2,040,730	1,140,844
Transportation	(77,161)	(67,711)
Operating	(413,013)	(417,251)
General and administration	(52,877)	(60,840)
Corporate income taxes	45,854	14,341
Corporate income taxes	(45,854)	(14,341)
Interest expense	(73,075)	(75,077)
Fund flows from operations	919,862	502,065
Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	5,905,323	4,109,139
Drilling and development	339,390	352,481
Exploration and evaluation	35,406	14,721
Crude oil and condensate sales	1,162,808	816,119
NGL sales	104,655	42,717
Natural gas sales	812,298	260,709
Sales of purchased commodities	147,091	127,853
Royalties	(186,122)	(106,554)
Revenue from external customers	2,040,730	1,140,844
Purchased commodities	(147,091)	(127,853)
Transportation	(77,161)	(67,711)
Operating	(413,013)	(417,251)
General and administration	(52,877)	(60,840)
Interest expense	(73,075)	(75,077)
Realized loss on derivative instruments	(327,384)	109,093
Realized other income	22,200	4,091
Fund flows from operations	919,862	502,065
Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	(6,613)	11,110
PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	15,688	20,151
Corporate income taxes	(15,688)	(20,151)
Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	30,166	(5,810)
Corporate income taxes	(30,166)	5,810
Canada | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	3,100,322	2,276,787
Drilling and development	190,242	199,141
Exploration and evaluation	0	0
Crude oil and condensate sales	625,053	418,610
NGL sales	86,932	36,204
Natural gas sales	189,790	114,377
Sales of purchased commodities	0	0
Royalties	(113,651)	(54,961)
Revenue from external customers	788,124	514,230
Purchased commodities	0	0
Transportation	(38,764)	(41,494)
Operating	(215,378)	(218,596)
General and administration	(18,380)	(25,462)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange loss	0	0
Realized other income	0	0
Fund flows from operations	515,602	228,678
Canada | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Canada | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
USA | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	545,296	328,902
Drilling and development	32,540	66,120
Crude oil and condensate sales	80,208	55,099
NGL sales	17,723	6,513
Natural gas sales	14,484	4,834
Royalties	(30,747)	(17,446)
Revenue from external customers	81,668	49,000
Transportation	(1,336)	(1,349)
Operating	(16,992)	(18,108)
General and administration	(4,563)	(7,420)
Fund flows from operations	$ 58,777	$ 22,123
France
Disclosure Of Segmented Information [Line Items]
Revenue (as a percentage)	10.00%	10.00%
France | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	$ 771,707	$ 703,567
Drilling and development	39,587	42,145
Exploration and evaluation	121	183
Crude oil and condensate sales	279,263	182,292
NGL sales	0	0
Natural gas sales	0	0
Sales of purchased commodities	0	0
Royalties	(37,666)	(32,069)
Revenue from external customers	241,597	150,223
Purchased commodities	0	0
Transportation	(26,497)	(14,604)
Operating	(52,147)	(57,128)
General and administration	(10,954)	(13,108)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange loss	0	0
Realized other income	0	0
Fund flows from operations	161,119	65,242
France | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
France | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	(9,120)	141
Corporate income taxes	9,120	(141)
Netherlands | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	227,779	130,063
Drilling and development	20,198	10,331
Exploration and evaluation	6,839	(226)
Crude oil and condensate sales	2,640	1,502
NGL sales	0	0
Natural gas sales	293,083	64,073
Sales of purchased commodities	0	0
Royalties	(873)	(444)
Revenue from external customers	294,850	65,131
Purchased commodities	0	0
Transportation	0	0
Operating	(35,269)	(32,410)
General and administration	(1,243)	(1,220)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange loss	0	0
Realized other income	0	0
Fund flows from operations	211,771	35,275
Netherlands | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Netherlands | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	46,567	(3,774)
Corporate income taxes	(46,567)	3,774
Germany | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	422,030	198,357
Drilling and development	19,234	13,005
Exploration and evaluation	1,073	2,814
Crude oil and condensate sales	32,607	17,143
NGL sales	0	0
Natural gas sales	99,328	17,067
Sales of purchased commodities	0	0
Royalties	(2,847)	(990)
Revenue from external customers	129,088	33,220
Purchased commodities	0	0
Transportation	(6,359)	(5,839)
Operating	(27,149)	(20,732)
General and administration	(5,257)	(6,532)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange loss	0	0
Realized other income	0	0
Fund flows from operations	90,323	117
Germany | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Germany | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Ireland | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	427,362	257,990
Drilling and development	1,261	1,823
Exploration and evaluation	0	0
Crude oil and condensate sales	23	13
NGL sales	0	0
Natural gas sales	214,402	58,433
Sales of purchased commodities	0	0
Royalties	0	0
Revenue from external customers	214,425	58,446
Purchased commodities	0	0
Transportation	(4,205)	(4,425)
Operating	(14,889)	(15,232)
General and administration	9	(594)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange loss	0	0
Realized other income	0	0
Fund flows from operations	195,340	38,195
Ireland | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Ireland | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Australia | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	217,852	105,898
Drilling and development	34,785	24,520
Exploration and evaluation	0	0
Crude oil and condensate sales	143,014	141,452
NGL sales	0	0
Natural gas sales	0	0
Sales of purchased commodities	0	0
Royalties	0	0
Revenue from external customers	143,014	141,452
Purchased commodities	0	0
Transportation	0	0
Operating	(50,748)	(54,581)
General and administration	(3,457)	(3,841)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange loss	0	0
Realized other income	0	0
Fund flows from operations	78,880	64,985
Australia | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	15,688	20,151
Corporate income taxes	(15,688)	(20,151)
Australia | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	(5,759)	(2,106)
Corporate income taxes	5,759	2,106
Corporate | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	192,975	107,575
Drilling and development	1,543	(4,604)
Exploration and evaluation	27,373	11,950
Crude oil and condensate sales	0	8
NGL sales	0	0
Natural gas sales	1,211	1,925
Sales of purchased commodities	147,091	127,853
Royalties	(338)	(644)
Revenue from external customers	147,964	129,142
Purchased commodities	(147,091)	(127,853)
Transportation	0	0
Operating	(441)	(464)
General and administration	(9,032)	(2,663)
Interest expense	(73,075)	(75,077)
Realized loss on derivative instruments	(327,384)	109,093
Realized other income	22,200	4,091
Fund flows from operations	(391,950)	47,450
Corporate | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	(6,613)	11,110
Corporate | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Corporate | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	(1,522)	(71)
Corporate income taxes	$ 1,522	$ 71